CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 3,260,808	$ 3,752,375
Accounts receivable, net	5,267,752	3,019,349
Accounts receivable-related parties	4,872,743	0
Advances to suppliers	1,630,980	235,877
Inventories, net	631,610	1,477,783
Other current assets	5,854,792	7,159,803
TOTAL CURRENT ASSETS	21,518,685	15,645,187
Property, plant and equipment, net	11,830,698	8,674,850
Intangible assets, net	808,707	1,556,306
Long-term investments	46,094	43,205
Deferred tax assets	108,927	100,435
Other non-current assets	3,326,319	8,267,016
TOTAL ASSETS	37,639,430	34,286,999
CURRENT LIABILITIES
Short-term bank loans	7,817,610	7,799,852
Accounts payable	6,844,440	5,993,211
Advances from customers	281,772	1,668,049
Advances from customers-related parties	2,191,516	0
Accrued payroll and benefits	290,841	285,284
Other payables and accrued expenses	4,038,417	3,044,779
Income tax payable	1,548,415	2,589,422
Derivative Liability - Warrants	0	3,719
TOTAL CURRENT LIABILITIES	23,013,011	21,384,316
Deferred tax liabilities	108,927	100,435
TOTAL LIABILITIES	23,121,938	21,484,751
EQUITY
Ordinary shares, 2017: par $0, 2016: par $0.01; authorized capital 100,000,000 shares; shares issued, 2017:40,231,159 shares; 2016:41,633,607 shares; shares outstanding, 2017:40,231,159 shares; 2016:40,231,159 shares	123,950,544	426,744
Treasury stock, 2017: 0 share; 2016:1,402,448 shares	0	(7,117,500)
Additional paid-in capital	15,814,328	145,742,163
Reserve	13,812,095	13,812,095
Accumulated deficit	(172,395,246)	(173,149,696)
Accumulated other comprehensive income	24,201,766	23,994,357
Total equity of the Company	5,383,487	3,708,163
Non-controlling interest	9,134,005	9,094,085
Total Equity	14,517,492	12,802,248
TOTAL LIABILITIES AND EQUITY	$ 37,639,430	$ 34,286,999